Supplemental Cash Flow Information (Details 3) - CAD ($) $ in Thousands		12 Months Ended
	Oct. 11, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Liabilities [Roll Forward]
Debt issue costs	$ 7,400	$ 28,082	$ 10,190	$ 42,867
Prepayment option at inception - Senior Notes		17,829
Prepayment option at inception - Senior Secured Notes		10,562
Interest paid		13,800
Capital Lease [Member]
Reconciliation Liabilities [Roll Forward]
Beginning balance		369	369
Cash outflows		(1,252)	(29)	(30)
Cash inflows
Write off of debt issue costs, interest rate floors, prepayment option and premiums
Amortization of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment
Loss on voluntary payment (Note 24)
Gain on repricing (Note 24)
Debt issue costs
Debt issue costs accrued
Cumulative effect adjustment (Note 3)		26,851
Non-cash additions		2,775
Interest paid		(984)
Interest accrued		1,288
Other		(236)		2
Impact of foreign exchange		(229)	29	(25)
Ending balance		28,582	369	369
Satellite performance incentive payments [Member]
Reconciliation Liabilities [Roll Forward]
Beginning balance		58,913	62,961
Cash outflows		(9,644)	(9,037)	(8,436)
Cash inflows
Write off of debt issue costs, interest rate floors, prepayment option and premiums
Amortization of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment
Loss on voluntary payment (Note 24)
Gain on repricing (Note 24)
Debt issue costs
Debt issue costs accrued
Prepayment option at inception - Senior Notes
Prepayment option at inception - Senior Secured Notes
Cumulative effect adjustment (Note 3)
Non-cash additions
Other		296	191	18
Impact of foreign exchange		(2,614)	4,798	(4,606)
Ending balance		46,951	58,913	62,961
Indebtedness [Member]
Reconciliation Liabilities [Roll Forward]
Beginning balance		3,724,228	3,543,377	3,856,097	[1]
Cash outflows		(3,743,465)	(94,951)	(31,620)
Cash inflows		3,786,082
Write off of debt issue costs, interest rate floors, prepayment option and premiums		107,065
Amortization of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment		22,461	22,497	14,988
Loss on voluntary payment (Note 24)			2,828
Gain on repricing (Note 24)			(6,901)
Debt issue costs		(28,082)	(10,190)	(42,867)
Debt issue costs accrued		(573)
Prepayment option at inception - Senior Notes		17,829
Prepayment option at inception - Senior Secured Notes		10,562
Cumulative effect adjustment (Note 3)			(36,072)
Non-cash additions
Interest paid
Interest accrued
Other
Impact of foreign exchange		(183,308)	303,640	(253,221)
Ending balance		$ 3,712,799	$ 3,724,228	$ 3,543,377

[1]	Balance of the indebtedness as at January 1, 2017, included $4,459 of accrued debt issue costs associated with the November 2016 refinancing which were paid in 2017.